Loan Receivable - Schedule of Loan Receivable (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
Loan receivable	$ 2,180,655
Total	$ 2,180,655	$ 2,180,655